Business Combinations (Tables)	12 Months Ended
Jun. 30, 2013
Unaudited Pro Forma and Actual Financial Information of acquisition

The 2013 results include the actual results of operations for the 2012 acquisitions for the entire year. The unaudited results are as follows:

	Actual for Fiscal Year Ended June 30, 2013	Pro Forma Basis for Fiscal Year Ended June 30, 2012
Revenue	$423,688	$396,618
Net Income	3,869	1,568
Basic and diluted net income per common share	$0.05	$0.02

Acquired Assets
Purchase Price Allocation

The aggregate purchase price for these assets was approximately $6.6 million.

Current assets, less current liabilities	$115
Property and equipment	16,366
Intangible assets	1,664
Deferred taxes	(4,617)

Fair value of net assets acquired	$13,528

Dairyland
Purchase Price Allocation

The aggregate purchase price of this acquisition was $47.0 million.

Current assets, less current liabilities	$2,726
Property and equipment	27,333
Intangible assets	7,600
Deferred taxes	(3,658)

Subtotal	34,001
Goodwill	12,999

Total	$47,000

School Transportation Services Llc
Purchase Price Allocation

The aggregate purchase price of this acquisition was $4.5 million.

Current assets, less current liabilities	$75
Property and equipment	967
Intangible assets	1,221

Subtotal	2,263
Goodwill	2,237

Total	$4,500

Schumacher Bus Lines, S&K Transportation Inc, A&B Bus, Safe Start Transportation
Purchase Price Allocation

The aggregate purchase price of these acquisitions was $3.8 million.

Current assets, less current liabilities	$(2)
Property and equipment	2,543
Intangible assets	470
Deferred Taxes	(156)

Subtotal	2,855
Goodwill	949

Total	$3,804